REAL ESTATE AND RELATED ASSETS, NET	3 Months Ended
Jun. 30, 2011
REAL ESTATE AND RELATED ASSETS, NET [Text Block]
11.	REAL ESTATE AND RELATED ASSETS, NET

Real estate and related assets consist of the following:

	June 30,	December 31,
	2011	2010
	(Unaudited)
Commercial properties held for operating lease	$78,132,272	$42,012,894
Tenant improvements	3,398,873	2,840,966
Office equipment and furniture	385,248	377,041
Motor vehicles	239,107	217,816
	82,155,500	45,448,717
Less: accumulated depreciation	2,282,420	920,226
	79,873,080	44,528,491
Construction in progress	1,165,573	969,467
	$81,038,653	$45,497,958

The Group recorded depreciation expenses of US$1,469,581 and US$422,937 for the six months ended June 30, 2011 and 2010, respectively, and US$848,992 and US$277,375 for the three months ended June 30, 2011 and 2010, respectively

Accumulated depreciation for real estate held for operating leasing, including commercial properties and tenant improvements were US$2,151,820 and US$863,388, as of June 30, 2011 and December 31, 2010, respectively.

Certificates of ownership of certain commercial properties with an aggregate carrying value of US$729,785 are still in the application process.

As of June 30, 2011, certain commercial properties with an aggregate carrying value of US$26,870,540 were pledged as collateral for short- term borrowings and a letter of credit as of June 30, 2011.